SCHEDULE OF NON CANCELABLE OPERATING LEASES AND OTHER OBLIGATIONS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Leases
2022 (remaining)	$ 671,661
2022	2,740,776	$ 2,030,772
2023	78,221	2,090,820
2024	68,295	31,850
2025	50,476	20,550
2026	14,448	1,300
Total Minimum Lease Payments	3,623,877	4,175,292
Less: Imputed Interest	(202,097)	(428,794)
Present Value of Lease Payments	3,421,780	3,746,498
Less: Current Portion	(2,729,185)	(1,715,726)
Long Term Portion	$ 692,595	$ 2,030,722